SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of test monitoring costs and royalty fees
	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB

Test monitoring costs	88,232,358	129,127,028	124,427,159
Royalty fees	22,032,654	15,594,990	14,850,125

Schedule of useful lives of property and equipment

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	the shorter of the lease terms or 5 years

Schedule of allocation of recognized employee benefit expenses

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	3,847,873	4,898,098	5,375,566
Research and development	3,694,142	4,214,374	4,960,632
Sales and marketing	3,551,100	5,269,923	3,511,656
General and administrative	2,206,793	2,608,307	2,568,027
Total expense due to employee benefit plans	13,299,908	16,990,702	16,415,881

Schedule of assets and liabilities and the net revenue and net income (loss) and cash flows of ATA Online

	March 31,
	2013	2014
	RMB	RMB

Cash	12,118,865	33,698,280
Accounts receivable, net	11,441,392	19,564,392
Prepayment and other current assets	3,395,536	1,455,916
Amounts due from related parties	29,562	3,815,811
Total current assets	26,985,355	58,534,399
Property and equipment, net	1,277,283	894,182
Total assets	28,262,638	59,428,581

Accrued expenses and other payables	5,058,492	14,280,824
Amounts due to related parties	1,804,678	9,708,450
Deferred revenue	493,284	1,308,993
Total liabilities	7,356,454	25,298,267

	Year ended March 31,
	2012	2013	2014
	RMB	RMB	RMB

Net revenue	49,782,361	24,960,260	100,204,186
Net income (loss)	25,782,832	(10,495,582)	13,224,130

	Year ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	16,468,040	(13,227,174)	21,829,320
Net cash used in investing activities	(75,285)	(1,128,140)	(249,904)
Net cash used in financing activities	(6,255,300)	—	—